Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Final Payment Date:	01/15/2010 12/31/2009 09/11/2009 02/16/2010 11/16/2020	GE Equipment Midticket LLC SERIES 2009-1 STATEMENT TO NOTEHOLDERS

Note Payment Detail
in Dollars

Class	CUSIP	Interest Rate	Original Face Value	Beginning Class Balance	Principal Payment Amount	Interest Payment Amount	Total	Ending Class Balance
CLASS A-1	36161FAA3	0.50075%	169,000,000.00	92,349,203.45	18,152,535.11	39,821.10	18,192,356.21	74,196,668.34
CLASS A-2	36161FAB1	1.42000%	83,000,000.00	83,000,000.00	0.00	98,216.67	98,216.67	83,000,000.00
CLASS A-3	36161FAC9	2.34000%	255,000,000.00	255,000,000.00	0.00	497,250.00	497,250.00	255,000,000.00
CLASS A-4	36161FAD7	3.13000%	71,821,000.00	71,821,000.00	0.00	187,333.11	187,333.11	71,821,000.00
CLASS B	36161FAE5	5.67000%	27,210,000.00	27,210,000.00	0.00	128,567.25	128,567.25	27,210,000.00
CLASS C	36161FAF2	7.14000%	12,368,000.00	12,368,000.00	0.00	73,589.60	73,589.60	12,368,000.00
	TOTALS		618,399,000.00	541,748,203.45	18,152,535.11	1,024,777.73	19,177,312.84	523,595,668.34

Factor Information per $1,000 of Original Face Value

Class	CUSIP	Beginning Principal Factor	Principal	Interest	Total	Ending Principal Factor
CLASS A-1	36161FAA3	546.4449908	107.4114504	0.2356278	107.6470782	439.0335405
CLASS A-2	36161FAB1	1000.0000000	0.0000000	1.1833334	1.1833334	1000.0000000
CLASS A-3	36161FAC9	1000.0000000	0.0000000	1.9500000	1.9500000	1000.0000000
CLASS A-4	36161FAD7	1000.0000000	0.0000000	2.6083334	2.6083334	1000.0000000
CLASS B	36161FAE5	1000.0000000	0.0000000	4.7250000	4.7250000	1000.0000000
CLASS C	36161FAF2	1000.0000000	0.0000000	5.9500000	5.9500000	1000.0000000
	TOTALS	876.0496111	29.3540823	1.6571465	31.0112287	846.6955288

Factor Information per $1,000 of Original Face Value - Fees

Servicing Fee	0.2659815
Servicer Advances	0.0000000
Administration Fees	0.0004043	Authorized Signatory

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Final Payment Date:	01/15/2010 12/31/2009 09/11/2009 02/16/2010 11/16/2020	GE Equipment Midticket LLC SERIES 2009-1 STATEMENT TO NOTEHOLDERS

Funding of the Collection Account

(i)	Total Principal Payments Received	17,816,061.21

(ii)	Interest Payments Received	1,658,070.40

(iii)	Recoveries	0.00

(iv)	Liquidation Proceeds	36,900.00

(v)	Purchase Amount of Loans that became Purchased Loans in the current Collection Period
	pursuant to Section 2.4 or Section 7.2(b) of the Loan Purchase and Sale Agreement	0.00

(vi)	Investment Earnings	1,402.62

(vii)	Excess reserve amount	0.00

(viii)	Servicer Advances	0.00

(iX)	Termination Value payments	0.00

(x)	Available Amounts	19,512,434.23

(xi)	Draws on the Reserve Account	0.00

(xii)	Total Cash Available in the Collection Account	19,512,434.23

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Final Payment Date:	01/15/2010 12/31/2009 09/11/2009 02/16/2010 11/16/2020	GE Equipment Midticket LLC SERIES 2009-1 STATEMENT TO NOTEHOLDERS

Permitted Withdrawals from Collection Account

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	164,482.81
	Total amount due	164,482.81
	Total amount paid	164,482.81
	Closing accrued but unpaid	0.00

	Total Servicing Fee Paid		164,482.81

(iii)	Reimbursement of Servicer Advances		0.00

	Total of Permitted Withdrawals		164,482.81

			19,347,951.42
	Total funds in the Note Distribution Account available for distribution

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Final Payment Date:	01/15/2010 12/31/2009 09/11/2009 02/16/2010 11/16/2020	GE Equipment Midticket LLC SERIES 2009-1 STATEMENT TO NOTEHOLDERS

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	1,050.00

2.	Administration Fee Paid	250.00

3.	Class A Interest Payment

	Class A-1 Note Interest Payment	39,821.10
	Class A-2 Note Interest Payment	98,216.67
	Class A-3 Note Interest Payment	497,250.00
	Class A-4 Note Interest Payment	187,333.11

4.	Class B Note Interest Payment	128,567.25

5.	Class C Note Interest Payment	73,589.60

6.	Principal Payments on the Notes

	(i) Class A-1 Noteholders' principal payment	17,983,196.53
	Class A-2 Noteholders' principal payment
	Class A-3 Noteholders' principal payment
	Class A-4 Noteholders' principal payment	0.00

	(ii) Class B Noteholders' Monthly Principal Payable Amount	0.00
	(iii) Class C Noteholders' Monthly Principal Payable Amount	0.00

7.	Excess Reserve amount	0.00

8.	Pay 50% of Excess Spread Amount as Principal on Notes	169,338.58

9.	Deposit to the Reserve Account, if any	169,338.58

10.	Previously unpaid trustee fees and expenses	0.00

11.	Released to Issuer	0.00

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Final Payment Date:	01/15/2010 12/31/2009 09/11/2009 02/16/2010 11/16/2020	GE Equipment Midticket LLC SERIES 2009-1 STATEMENT TO NOTEHOLDERS

Note Interest Payment Amounts

CLASS A-1 Interest Payment Amount
Interest Payment Due	39,821.10
Interest Paid	39,821.10
Cumulative Interest Shortfall Amount	0.00

CLASS A-2 Interest Payment Amount
Interest Payment Due	98,216.67
Interest Paid	98,216.67
Cumulative Interest Shortfall Amount	0.00

CLASS A-3 Interest Payment Amount
Interest Payment Due	497,250.00
Interest Paid	497,250.00
Cumulative Interest Shortfall Amount	0.00

CLASS A-4 Interest Payment Amount
Interest Payment Due	187,333.11
Interest Paid	187,333.11
Cumulative Interest Shortfall Amount	0.00

CLASS B Interest Payment Amount
Interest Payment Due	128,567.25
Interest Paid	128,567.25
Cumulative Interest Shortfall Amount	0.00

CLASS C Interest Payment Amount
Interest Payment Due	73,589.60
Interest Paid	73,589.60
Cumulative Interest Shortfall Amount	0.00

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Final Payment Date:	01/15/2010 12/31/2009 09/11/2009 02/16/2010 11/16/2020	GE Equipment Midticket LLC SERIES 2009-1 STATEMENT TO NOTEHOLDERS

Note Principal Payment Amounts

CLASS A-1 Principal Payment Amount
CLASS A-1 Principal Due	17,983,196.53
CLASS A-1 Principal Paid	17,983,196.53
CLASS A-1 Turbo Principal Paid	169,338.58
CLASS A-1 Total Principal Payment Amount		18,152,535.11

CLASS A-2 Principal Payment Amount
CLASS A-2 Principal Due	0.00
CLASS A-2 Principal Paid	0.00
CLASS A-2 Turbo Principal Paid	0.00
CLASS A-2 Total Principal Payment Amount		0.00

CLASS A-3 Principal Payment Amount
CLASS A-3 Principal Due	0.00
CLASS A-3 Principal Paid	0.00
CLASS A-3 Turbo Principal Paid	0.00
CLASS A-3 Total Principal Payment Amount		0.00

CLASS A-4 Principal Payment Amount
CLASS A-4 Principal Due	0.00
CLASS A-4 Principal Paid	0.00
CLASS A-4 Turbo Principal Paid	0.00
CLASS A-4 Total Principal Payment Amount		0.00

CLASS B Principal Payment Amount
CLASS B Principal Due	0.00
CLASS B Principal Paid	0.00
CLASS B Turbo Principal Paid	0.00
CLASS B Total Principal Payment Amount		0.00

CLASS C Principal Payment Amount
CLASS C Principal Due	0.00
CLASS C Principal Paid	0.00
CLASS C Turbo Principal Paid	0.00
CLASS C Total Principal Payment Amount		0.00

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Final Payment Date:	01/15/2010 12/31/2009 09/11/2009 02/16/2010 11/16/2020	GE Equipment Midticket LLC SERIES 2009-1 STATEMENT TO NOTEHOLDERS

Reserve Account

			% of Current Balance	% of Original Balance
Initial Reserve Account Deposit		7,729,993.91	1.46%	1.25%

Required Reserve Account Amount

Initial Aggregate Loan Value	618,399,513.05

Required Reserve Account Amount		12,367,990.26	2.34%	2.00%

Opening Reserve Account Balance		11,730,683.21	2.22%	1.90%
Withdrawals from the Reserve Account		0.00	0.00%	0.00%
Available Reserve Account Amount		11,730,683.21	2.22%	1.90%

Reserve Account Deficiency		637,307.05	0.12%	0.10%
			0.03%	0.03%
Deposits to the Reserve Account		169,338.58

Excess Reserve		0.00	0.00%	0.00%

Ending Reserve Account Balance		11,900,021.79	2.25%	1.92%

Please note Investment Earnings of    1,402.62    have been deposited into Collections

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Final Payment Date:	01/15/2010 12/31/2009 09/11/2009 02/16/2010 11/16/2020	GE Equipment Midticket LLC SERIES 2009-1 STATEMENT TO NOTEHOLDERS

Collateral Activity

Beginning Balance	545,749,405.82	Overcollateralization:
Principal Collections	(17,816,061.21)	Pool Balance	527,766,209.29
*Gross Charge-offs	(132,785.32)	Outstanding Principal Balance of Notes	523,595,668.34
Total Repurchased Contracts	0.00	Overcollateralization Amount	4,170,540.95
Adjustments	(34,350.00)
Ending Balance	527,766,209.29	Interest Collections	1,658,070.40
		Total Collections	19,512,434.23

Ageing Summary

	Number of Accounts	Ending Loan Value

Past Due <= 30 Days	5,306	520,262,359.40
Past Due 31 - 60 Days	36	3,398,153.14
Past Due 61 - 90 Days	6	130,022.52
Past Due 91 - 120 Days	17	2,335,554.37
Past Due 121 - 150 Days	4	1,547,418.37
Past Due 151 - 180 Days	2	92,701.49
Past Due 181 or more Days	0	0.00
Total	5,371	527,766,209.29

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Aggregate outstanding principal balance of any Loans that became	36,922.05	34,350.00	71,272.05	0.0115%
Liquidated Loans

Liquidation Proceeds	39,000.00	36,900.00	75,900.00	0.0123%

Portion of outstanding principal balance written off in respect of Loans that became Defaulted Loans	39,082.56	132,785.32	171,867.88	0.0278%

Aggregate Loan Value of Loans that became Defaulted Loans	117,825.26	331,187.32	449,012.58	0.0726%

*Gross Charge-offs	41,754.61	132,785.32	174,539.93	0.0282%

Recoveries	0.00	0.00	0.00	0.0000%

* Represents Portion of outstanding principal balance of loans written off in respect of Loans that became Defaulted Loans / Liquidated Loans

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Final Payment Date:	01/15/2010 12/31/2009 09/11/2009 02/16/2010 11/16/2020	GE Equipment Midticket LLC SERIES 2009-1 STATEMENT TO NOTEHOLDERS

Historical Detail

Ageing Summary
Payment Date	31-60 Days # Balance	61-90 Days # Balance	91-120 Days # Balance	121-150 Days # Balance	151-180 Days # Balance	181 + Days # Balance	Total # Balance

01/15/2010	36	6	17	4	2	0	65
	3,398,153.14	130,022.52	2,335,554.37	1,547,418.37	92,701.49	0.00	7,503,849.89

12/15/2009	39	13	3	2	0	0	57
	2,405,085.93	2,615,990.50	588,562.54	92,701.49	0.00	0.00	5,702,340.46

11/16/2009	30	6	2	0	0	0	38
	3,029,997.05	633,965.73	92,529.62	0.00	0.00	0.00	3,756,492.40

10/15/2009	21	6	0	0	0	0	27
	1,161,284.30	71,961.95	0.00	0.00	0.00	0.00	1,233,246.25

Payment Date: Collection Period Ended: Closing Date: Next Payment Date: Final Payment Date:	01/15/2010 12/31/2009 09/11/2009 02/16/2010 11/16/2020	GE Equipment Midticket LLC SERIES 2009-1 STATEMENT TO NOTEHOLDERS

Historical Detail

Performance Data
Payment Date	Defaulted Loans	Liquidated Loans	*Gross Charge-offs	Recoveries	Repurchased Amounts	Pool Balance	Overcollateralization	Lifetime CPR
01/15/2010	449,012.58	71,272.05	174,539.93	0.00	118,712.40	527,766,209.29	4,170,540.95	11.12%

12/15/2009	117,825.26	36,922.05	41,754.61	0.00	118,712.40	545,749,405.82	4,001,202.37	11.19%

11/16/2009	76,134.95	36,922.05	25,664.30	0.00	118,712.40	566,870,166.87	2,635,072.76	9.70%

10/15/2009	51,240.06	36,922.05	17,347.36	0.00	118,712.40	583,196,787.95	1,279,408.56	11.33%

- Values above represent cumulative amounts as of the corresponding Payment Date
* Represents Portion of outstanding principal balance of loans written off in respect of Loans that became Defaulted Loans / Liquidated Loans